Acquisitions (2010 Acquisitions) (Detail)	1 Months Ended	12 Months Ended	1 Months Ended					12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended
	Sep. 23, 2010 Brandon [Member] Facility	Dec. 31, 2012 Unity [Member]	Mar. 26, 2010 Unity [Member] Rome [Member] Facility	Mar. 26, 2010 Unity [Member] Adairsville [Member] Facility	Mar. 26, 2010 Unity [Member] Calhoun [Member] Facility	Mar. 26, 2010 Unity [Member] Cartersville [Member] Facility	Oct. 26, 2010 Woodlands [Member] Facility	Dec. 31, 2012 Woodlands [Member]	Jul. 16, 2012 Woodlands [Member] South Carolina [Member] Facility	Jul. 16, 2012 Woodlands [Member] North Carolina [Member] Facility	Jul. 16, 2012 Woodlands [Member] Alabama [Member] Facility	Dec. 31, 2012 Horizon [Member]	Sep. 10, 2010 Horizon [Member] Bradenton, FL [Member] Facility	Sep. 10, 2010 Horizon [Member] Palmetto [Member] Facility	Sep. 10, 2010 Horizon [Member] Brandon [Member] Facility	Dec. 31, 2012 Chestatee [Member]	Dec. 17, 2010 Chestatee [Member] Dawsonville, GA [Member] Facility	Dec. 17, 2010 Chestatee [Member] Marble Hill, GA [Member] Facility	Dec. 17, 2010 Chestatee [Member] Cumming [Member] Facility
Business Acquisition [Line Items]
Purchase and assumption agreement, date		Mar. 26, 2010						Jul. 16, 2010				Sep. 10, 2010				Dec. 17, 2010
Number of operating branches acquired			1	1	1	2			2	2	3		2	1	1		2	1	1
Number of operating branches acquired and subsequently discontinued	1						4